Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 11 – SUBSEQUENT EVENTS

On October 2, 2014, the Non-U.S. Investor (See Notes 6 and 7) transferred 250,000 Tempest Warrants to the Non-U.S. Affiliate and the Non-U.S. Affiliate exercised such 250,000 Tempest Warrants at an exercise price of $1.31 per Common Share for proceeds to Omagine of $327,500. On October 6, 2014, Omagine paid a finder’s fee of $16,375 to a Non-U.S. Finder in connection with such Tempest Warrant exercise by the Non-U.S. Affiliate.

On October 2, 2014, LLC, Omagine’s 60% owned subsidiary, signed the DA with the Government of Oman (the “Government”) for the development in Oman by LLC of the Omagine Project. The term of the DA is 20 years and the rights and obligations of the parties under the DA are conditional upon ratification of the DA by the Ministry of Finance of the Government (“Ratification”). The date that the Minister of Finance signs the DA ratifying it is defined in the DA as the “Effective Date”. The DA requires the Government to use its reasonable endeavors to do all things as are necessary to achieve Ratification within 90 days after the October 2, 2014 DA signing date (the “Execution Date”). The continued legal effectiveness of the DA subsequent to Ratification is dependent only upon: (1) LLC’s delivery to the Government within twelve months from the Execution Date of a term sheet with lenders for the financing of the first phase, any other phase or all of the Project, (2) LLC’s submission within 8 months of the Execution Date to the Ministry of Tourism of a social impact assessment and the Government’s approval thereof within 12 months of the Execution Date, (3) the Government’s approval of the development control plan within 12 months of the Execution Date, and (4) the transformation of LLC into a joint stock company within 12 months of the Execution Date.

Pursuant to the DA, LLC must substantially complete the construction of the seven Pearl buildings and one hotel (the “Minimum Build Obligation” or “MBO”) within 5 years of the Effective Date (the “MBO Completion Date”). Any material breach by LLC of its obligation to perform the Minimum Build Obligations would constitute an event of default under the DA. For example, should LLC consistently exceed MBO milestone dates, the Government has the right to terminate the DA under the default provisions of the DA. The DA also specifies that the principal construction contracts should be executed within one year of the Effective Date. LLC is required to provide written notice to the Government in certain circumstances, such as LLC’s change in an anticipated milestone date that would result in a substantial achievement of work to occur over 60 days after the milestone date. The DA provides that the Government is required to grant reasonable requests for the extension of the terms of the DA in such circumstances.

The DA also provides that the Government and LLC will enter into a Usufruct Agreement (“UA”) on the Effective Date. The DA and the UA grant LLC certain rights over the land constituting the Omagine Site (including the right to sell the land). The term of the UA is 50 years (renewable) commencing from the Effective Date and in the event of any conflict between the terms of the DA and UA, the terms of the DA control. Pursuant to the DA, a Usufruct Agreement registration fee based on the Annual Usufruct Rent (as such term is defined in the DA) is required to be paid by LLC to the Government. Such fee is currently listed by the Ministry of Housing as being equal to 0.5% of Usufruct Rent, or approximately $600. The DA specifies that the initial 5 year period commencing on the Effective Date shall be a rent free period and that the Annual Usufruct Rent thereafter will be based on the built but unsold commercial area only of the Omagine Project (approximately 150,000 sq. meters) or approximately 45,000 Omani Rials ($117,000) per year based on the current Annual Usufruct Fee of 0.30 Omani Rials ($0.78) per square meter. The UA (and the DA terms relevant to the UA) will survive the expiration of the term of the DA.

The foregoing discussion of the terms of the DA and UA is not meant to be definitive or complete and is qualified in its entirety by reference to the complete texts of the DA and UA as filed by the Company with the SEC.

On both November 7, 2014 and November 19, 2014, Omagine advanced an additional 5,000 Omani Rials ($13,000) to LLC and on January 16, 2015 Omagine advanced an additional 30,000 Omani Rials ($78,000). As of January 22, 2015 Omagine has made cash advances against the OMAG Final Equity Investment to LLC totaling 110,000 Omani Rials ($286,000).

On November 7, 2014, Omagine sold 14,881 restricted Common Shares to a non-U.S. person who is a civil engineer of CCC-Oman and an accredited investor for proceeds of $30,000.

On November 10, 2014, Omagine sold 7,440 restricted Common shares to a non-U.S. person who is a civil engineer of CCC-Oman and an accredited investor for proceeds of $15,000.

On November 10, 2014, LLC engaged the services of Savills of Oman to perform the valuation analysis of the land constituting the Omagine Site (the “PIK”). The definitive value of the PIK will be determined by Savills in accordance with the requirements and procedures specified for such a valuation by the Royal Institute of Chartered Surveyors of London, England (“RICS”). The Managing Director of Savills-Oman who will perform this valuation analysis for LLC is a RICS Fellow. Only after such value for the PIK is agreed to by the Shareholder Agreement designated independent accountant and auditor, Deloitte & Touche (M.E.) & Co. LLC will it be recorded in accordance with International Financial Reporting Standards (“IFRS”) in the financial statements prepared for LLC locally in Oman as a non-cash capital investment by RCA into LLC. The PIK valuation is expected to be completed by Savills during January 2015.

On November 20, 2014, Omagine sold an aggregate of 400,000 restricted Common Shares at $2.00 per share to two non-U.S. persons who are accredited investors (150,000 shares to one investor and 250,000 shares to the other investor) for aggregate proceeds of $800,000. The two non-U.S. persons are family members of an Omagine stockholder who owns approximately 7.4% of the Common Shares outstanding at September 30, 2014 (See Note 6, paragraph 11).

On November 21, 2014, Omagine paid a finder’s fee to a non-U.S. Finder in connection with the aforementioned sale of 400,000 restricted Common Shares. Such finder’s fee was satisfied by issuing such non-U.S. Finder 20,000 restricted Common Shares valued at $40,000.

On December 29, 2014, the expiration date of the 1,965,000 Strategic Options (See Note 7) exercisable at $1.70 per share, the same exercise price as in the original grant, was extended by Omagine from December 31, 2014 to December 31, 2015 (the “Third Extension”). The $3,115,704 estimated fair value of the Third Extension was calculated using the Black Scholes option pricing model and the following assumptions: (i) $2.52 share price, (ii) 368 day term, (iii) 147% expected volatility, (iv) 0.25% (368 day term) risk free interest rate and will be expensed in full in the quarterly period ended December 31, 2014.

On December 29, 2014, Omagine granted to 6 persons an aggregate of 950,000 fully vested Strategic Options (900,000 Stock Options to officers and directors and 50,000 Stock Options to a consultant) exercisable at $2.55 per share and expiring on December 31, 2015. The $1,277,370 estimated fair value of the 950,000 Stock Options was calculated using the Black Scholes option pricing model and the following assumptions: (i) $2.52 share price, (ii) 368 day term, (iii) 147% expected volatility, (iv) 0.25% (368 day term) risk free interest rate and will be expensed in full in the quarterly period ended December 31, 2014.

Both the extension of the expiration date of the 1,965,000 Strategic Options to December 31, 2015 and the grant of the 950,000 fully vested Strategic Options expiring December 31, 2015 were granted to acknowledge and recognize the magnitude and duration of the continued mission critical tasks undertaken without proper compensation during 2014 (past services rendered) by those receiving the grants.

On January 5, 2015, the expiration date of the 6,422,124 Strategic Warrants (See Note 7) was extended from June 30, 2015 to December 31, 2015. All other terms and conditions of the Strategic Warrants remained the same.

On January 5, 2015, Omagine contributed an aggregate of 36,483 restricted Common Shares at the discounted valuation of $76,250 to all eligible employees of the Omagine, Inc. 401(k) Plan.

NOTE 11 – SUBSEQUENT EVENTS

On January 10, 2014, the Company issued 34,374 restricted shares of Common Stock valued at $26,248 to a law firm for legal services rendered, which value was calculated using the Finnerty Method based on a $0.92 bid price of the Company’s Common Stock less a 17% restricted stock discount.

In January 2014, the Company issued and sold 72,876 shares of Common Stock to YA pursuant to the SEDA for proceeds of $60,000 (See Note 9 under “Equity Financing Agreement”).

On February 13, 2014, pursuant to a resolution of the Board of Directors, the Company committed to issue and contribute an aggregate of 75,315 restricted shares of Common Stock valued at $76,250 to all eligible employees of the Omagine Inc. 401(k) Plan (two of the three such eligible employees are directors of the Company and all three are officers of the Company). The $76,250 valuation is based on the $1.04 closing bid price of the Common Stock on the date of the contribution.

In February 2014, the Company issued and sold 100,198 shares of Common Stock to YA pursuant to the SEDA for proceeds of $175,000 (See Note 9 under “Equity Financing Agreement”).

On March 3, 2014 Omagine, Inc. advanced an additional 14,000 Omani Rials (equivalent to approximately $36,400) to Omagine LLC against the OMAG Final Equity Investment.

On March 6, 2014, the Board of Directors approved the adoption of the Omagine, Inc. 2014 Stock Option Plan (the “2014 Plan”) pursuant to which the Company will reserve 3,000,000 shares of its Common Stock for issuance under the 2014 Plan. The Company intends to seek its shareholders’ ratification of the adoption by the Company of the 2014 Plan.

On March 14, 2014, the Company issued and sold 70,000 restricted shares of Common Stock to an accredited investor for proceeds of $70,000.

On March 28, 2014, pursuant to a resolution of its Board of Directors the Company committed to issue 3,500 restricted shares of Common Stock valued at $6,101 to a consultant for services rendered, which value was calculated using the Finnerty Method based on the $2.10 bid price of the Company’s Common Stock on March 14, 2014 less a 17% restricted stock discount.

On March 28, 2014, the Company granted an aggregate total of 40,000 Stock Options pursuant to the 2014 Plan to four individuals, one of whom is an independent director of the Company and one of whom is an officer of the Company. 30,000 of such Stock Options vest immediately, 10,000 shall vest on March 28, 2015, and all such Stock Options are exercisable at $1.80 per share, and expire five years from the grant date. The $55,376 estimated fair value of the 40,000 Stock Options was calculated using the Black Scholes option pricing model and the following assumptions (i) $1.80 share price, (ii) a 5 term, (iii) 106 expected volatility, (iv) 1.75% (5 year term) risk free interest rate. Accordingly, $51,914 will be expensed in the year 2014 and $3,462 will be expensed in the year 2015.

On April 8, 2014, the Company issued and sold 13,597 shares of Common Stock to YA pursuant to the SEDA for proceeds of $25,000 (See Note 9 under “Equity Financing Agreement”).

On April 11, 2014, the Company issued and sold 150,000 restricted shares of Common Stock to an accredited investor for proceeds of $150,000. As of April 11, 2014, such accredited investor owns of record 1,195,300 Common Shares which is 7.7% of the Company’s 15,454,898 issued and outstanding Common Shares on such date. As of April 11, 2014, such accredited investor also owns 441,120 currently exercisable Warrants that expire on December 31, 2014 (220,560 Warrants exercisable at $5.00 per share and 220,560 Warrants exercisable at $10.00 per share) which gives him the right to acquire beneficial ownership as specified in Rule 13d-3(d)(1) under the Securities Exchange Act of 1934, as amended (the “Rule”) of 441,120 Common Shares which are unissued shares underlying the 441,120 Warrants. The Rule specifies, among other things, that Common Shares underlying currently exercisable Warrants are deemed to be outstanding and beneficially owned by the person holding such Warrants for the purpose of computing the percentage of outstanding Common Shares owned by such person, but are not deemed to be outstanding for the purpose of computing the percentage of outstanding Common Shares owned by any other person. Therefore, as of April 11, 2014 as calculated pursuant to the Rule, such accredited investor is deemed to be the beneficial owner of 1,636,420 Common Shares which is 10.3% of the Company’s then deemed to be outstanding 15,896,018 Common Shares.

On April 11, 2014 Omagine, Inc. advanced an additional 12,000 Omani Rials (equivalent to approximately $31,200) to Omagine LLC and as of such date has made cash advances totaling 41,000 Omani Rials (equivalent to approximately $106,600) to Omagine LLC against the OMAG Final Equity Investment.